Derivatives, Net Gains (Losses) in Income related to Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	$ 1,573	$ 1,735
Gains (losses) recorded in noninterest income Recognized on derivatives	2,157	372
Gains (losses) recorded in noninterest income Recognized on hedged item	(1,998)	(263)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	159	109
Available for sale Securities [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(451)	(390)
Gains (losses) recorded in noninterest income Recognized on derivatives	(1,298)	(432)
Gains (losses) recorded in noninterest income Recognized on hedged item	1,232	469
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	(66)	37
Available for sale Securities [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(11)	(4)
Gains (losses) recorded in noninterest income Recognized on derivatives	168	269
Gains (losses) recorded in noninterest income Recognized on hedged item	(186)	(270)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	(18)	(1)
Long-term debt [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	1,659	1,755
Gains (losses) recorded in noninterest income Recognized on derivatives	2,796	1,565
Gains (losses) recorded in noninterest income Recognized on hedged item	(2,616)	(1,469)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	180	96
Long-term debt [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	376	374
Gains (losses) recorded in noninterest income Recognized on derivatives	512	(1,030)
Gains (losses) recorded in noninterest income Recognized on hedged item	(445)	1,007
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	67	(23)
Mortgages held for sale [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	0	0
Gains (losses) recorded in noninterest income Recognized on derivatives	(21)	0
Gains (losses) recorded in noninterest income Recognized on hedged item	17	0
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	$ (4)	$ 0